Statements of Net Assets Available for Benefits - EBP 94-2156203 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Notes 3 and 4)	$ 65,827,414	$ 63,548,601
Notes receivable from participants	647,787	527,582
Total assets and net assets available for benefits	$ 66,475,201	$ 64,076,183